787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111
January 28, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	BlackRock Balanced Capital Fund, Inc. File Nos. 2-49007 and 811-2405 Post-Effective Amendment No. 53
Ladies and Gentlemen:
     On behalf of BlackRock Balanced Capital Fund, Inc. (the “Fund”), we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 53 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).
     The Amendment is being filed pursuant to Rule 485(a) under the Securities Act. The Fund and its distributor, BlackRock Investments, Inc. have also filed requests for acceleration of the effective date of the Registration Statement so that the Registration Statement will become effective on or about January 28, 2009.
     The Amendment is being filed for the purpose of updating the financial statements and other information and to make other non-material changes. We have reviewed the Amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).
     The Amendment also contains the Fund’s responses to the telephonic comments provided by John Ganley of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on January 23, 2009, regarding Post-Effective Amendment No. 52 to the Fund’s Registration Statement filed with the Commission on December 19, 2008. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Fund. The Fund’s responses to the Staff’s comments are set out immediately under the restated comment in bold-face type, and new disclosure to the Registration Statement is set out in italics. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.
New York     Washington, DC     Paris     London     Milan     Rome     Frankfurt     Brussels

January 28, 2009

Comment 1	Delete the sentence in the “Dear Shareholder” letter that states the letter is not a part of the prospectus.

The sentence has been deleted.

Comment 2	In the “Funds Overview” section, describe how the investment objective relating to convertible strategies is achieved. Explain in this response letter how convertible securities are treated for purposes of the Fund’s 25% equity and fixed income allocations.

Disclosure relating to convertible securities has been included in the Fund’s strategy section. Specifically, since convertible securities are included in the Fund’s definition of both equity and fixed income securities, they are included as a potential type of investment relating to the Fund’s equity and fixed income allocations.

Comment 3	Describe in the “Funds Overview” section that the fixed income securities the Fund will primarily invest in will be rated investment grade.

The requested disclosure has been added.

Comment 4	Describe in the “Funds Overview” section that investing in derivatives is a main strategy.

The requested disclosure has been added.

Comment 5	Delete references to the Fund as being part of a “master/feeder” structure throughout the prospectus.

The requested disclosure changes have been made throughout the prospectus.

Comment 6	In the “Details About the Fund” section, consider defining again the Master Portfolios in which the Fund invests.

The requested disclosure has been added.

Comment 7	In the “Details About the Fund” section, refer to the Fund’s benchmark specifically instead of generically.

The requested disclosure changes have been made.

Comment 8	In the “Details About the Fund” section, describe how the investment objective relating to convertible strategies is achieved.

As noted above, disclosure relating to convertible securities has been included in the Fund’s strategy section. Specifically, since convertible

January 28, 2009

securities are included in the Fund’s definition of both equity and fixed income securities, they are included as a potential type of investment relating to the Fund’s equity and fixed income allocations.

Comment 9	Confirm if there were any revisions made to the Fund’s fundamental investment restrictions in the Statement of Additional Information.

No changes were made to the Fund’s fundamental investment restrictions.

Comment 10	Include in the Statement of Additional Information the fundamental investment restrictions of the Master Portfolios in which the Fund invests.

The requested disclosure has been added.

Comment 11	Add a heading to indicate the section in the Statement of Additional Information relating to the Master Large Cap Series LLC’s Board of Directors.

The requested disclosure has been added.

Comment 12	Include the auditor’s consent of the Master Large Cap Series LLC. Additionally, confirm that Master Large Cap Series LLC will execute the Fund’s registration statement.

The auditor’s consent for Master Large Cap Series LLC is included as an exhibit to the Fund’s registration statement, and the Master Large Cap Series LLC’s will execute the Fund’s registration statement.
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     The Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Fund’s documents, and represents that it will not assert the Commission’s comment process as a defense in any securities-related litigation brought against the Fund.
     Please do not hesitate to contact me at (212) 728-8555 if you have comments or if you require additional information regarding the Fund’s Registration Statement.
Respectfully submitted,
/s/ Edward Gizzi
Edward Gizzi

cc:	Edward Baer Aaron Wasserman Dianne E. O’Donnell Maria Gattuso